SEGMENT AND GEOGRAPHIC INFORMATION - Non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 28,034	€ 29,733
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	25,833	26,853
China
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	1,741	2,504
Other
SEGMENT AND GEOGRAPHIC INFORMATION
Non-current assets	€ 460	€ 376